Payables to Brokerage Clients	12 Months Ended
Dec. 31, 2012
Payables to Brokerage Clients
13.	Payables to Brokerage Clients

The principal source of funding for Schwab’s margin lending is cash balances in brokerage client accounts, which are included in payables to brokerage clients. Cash balances in interest-bearing brokerage client accounts were $32.6 billion and $30.6 billion at December 31, 2012 and 2011, respectively. The average rate paid on cash balances in interest-bearing brokerage client accounts was 0.01% in 2012 and 2011.